Related Party Transactions	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions

Note 10. Related Party Transactions

See Note 3 for discussion of secured note and account receivable to related parties and see Notes 6 and 7 for discussion of loans payable and convertible notes payable to related parties.

Note 15. Related Party Transactions

On December 14, 2011, Aspen loaned $150,000 to an Aspen officer in exchange for a promissory note bearing 3% per annum. As collateral, the note was secured by 500,000 shares of Aspen's common stock owned personally by the officer. The note along with accrued interest was due and payable on September 14, 2012. During the year ended December 31, 2011, interest income of $210 was recognized on the note receivable and is included in other current assets. As of December 31, 2011, the balance due on the note receivable was $150,000, all of which is short-term. During the year ended December 31, 2012, interest income of $594 was recognized on the note receivable. On February 16, 2012, the note receivable from an officer was repaid along with accrued interest.

On March 30, 2008 and December 1, 2008, Aspen sold courseware pursuant to marketing agreements to HEMG, a related party and principal stockholder of Aspen whose president is Mr. Patrick Spada, the former Chairman of Aspen, in the amount of $455,000 and $600,000, respectively; UCC filings were filed accordingly. Under the marketing agreements, the receivables were due net 60 months. On September 16, 2011, HEMG pledged 772,793 Aspen Series C preferred shares (automatically converted to 654,850 shares of common stock on March 13, 2012) as collateral for this account receivable. On March 8, 2012, due to the impending reduction in the value of the collateral as the result of the Series C conversion ratio and Aspen's inability to engage Mr. Spada in good faith negotiations to increase HEMG's pledge, Michael Mathews, Aspen's CEO, pledged 117,943 shares of common stock of Aspen, owned personally by him, valued at $1.00 per share based on recent sales of capital stock as additional collateral to the accounts receivable, secured - related party. On March 13, 2012, Aspen deemed the receivables stemming from the sale of courseware curricula to be in default.

On April 4, 2012, the Company entered into an agreement with: (i) an individual, (ii) HEMG, and (iii) Mr. Spada. Under the agreement, (a) the individual purchased and HEMG sold to the individual 400,000 shares of common stock of the Company at $0.50 per share; (b) the Company guaranteed it would purchase at least 600,000 shares of common stock of the Company at $0.50 per share within 90 days of the agreement and the Company would use its best efforts to purchase from HEMG and resell to investors an additional 1,400,000 shares of common stock of the Company at $0.50 per share within 180 days of the agreement; (c) provided HEMG and Mr. Spada fulfilled their obligations under (a) and (b) above, the Company shall consent to additional private transfers by HEMG and/or Mr. Spada of up to 500,000 shares of common stock of the Company on or before March 13, 2013; (d) HEMG agreed to not sell, pledge or otherwise transfer 142,500 shares of common stock of the Company pending resolution of a dispute regarding the Company's claim that HEMG sold 131,500 shares of common stock of the Company without having enough authorized shares and a stockholder did not receive 11,000 shares of common stock of the Company owed to him as a result of a stock dividend; and (e) the Company waived any default of the accounts receivable, secured - related party and extend the due date to September 30, 2014. As of September 30, 2012, third party investors purchased 336,000 shares for $168,000 and the Company purchased 264,000 shares for $132,000 per section (b) above. Based on proceeds received on September 28, 2012 under a private placement at $0.35 per Unit (consisting of one common share and one-half of a warrant exercisable at $0.50 per share), the value of the aforementioned collateral decreased. Accordingly, as of December 31, 2012, the Company has recognized an allowance of $502,315 for this account receivable. Based on the reduction in value of the collateral to $0.19, the company recognized an expense of $123,647 during the year ended April 30, 2014. As of April 30, 2014 and April 30, 2013, the balance of the account receivable, net of allowance, was $146,831 and $270,478 respectively.

Prior to 2011, Aspen received $22,000 from a director of Aspen in exchange for a note payable bearing interest of 10%, due on demand. On November 21, 2012, the director forgave the $22,000 balance due from Aspen in exchange for 62,857 five-year vested non-Plan stock options of the Company exercisable at $0.35 per share. No gain was recognized as the settlement was between the Company and related parties. On January 16, 2013, these options were modified to be Plan options.

On March 13, 2012, the Company's CEO loaned the Company $300,000 and received a convertible note due March 31, 2013, bearing interest at 0.19% per annum. The note is convertible into shares of common stock of the Company at the rate of $1.00 per share upon five days written notice to the Company. The Company evaluated the convertible note and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the shares of common stock on the note issue date. On September 4, 2012, the maturity date was extended to August 31, 2013. On December 17, 2012, the maturity date was extended to August 31, 2014. On July 16, 2014, the maturity date was extended to January 1, 2016. There was no accounting effect for these two modifications (See Note 9).

On August 14, 2012, the Company's CEO loaned the Company $300,000 and received a convertible note, payable on demand, bearing interest at 5% per annum. The note is convertible into shares of common stock of the Company at the rate of $0.35 per share (based on proceeds received on September 28, 2012 under a private placement at $0.35 per unit). The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the shares of common stock on the note issue date. On September 4, 2012, the maturity date was extended to August 31, 2013. On December 17, 2012, the maturity date was extended to August 31, 2014. On July 16, 2014, the maturity date was extended to January 1, 2016 (See Note 9).

On June 28, 2013, the Company received $1,000,000 as a loan from the Chief Executive Officer. This loan was for a term of 6 months with an annual interest rate of 10%, payable monthly. On September 25, 2013, as a term of the convertible debenture issued as discussed in Note 9, the maturity of the debt to the CEO was extended to April 2, 2015. On July 16, 2014, the maturity of the debt to the CEO was extended to January 1, 2016.

On March 10, 2014, several members of the Board of Directors invested $600,000 in exchange for 3,157,895 shares of common stock and 3,157,895 warrants at $0.19 per share.  On April 30, 2014, a Director invested $100,000 in exchange for 526,318 shares of common stock and 526,318 warrants at $0.19 per share.